Interest-bearing loans and borrowings - Convertible Debt (Details)										1 Months Ended	12 Months Ended
	Aug. 15, 2022 USD ($) $ / shares shares	Mar. 11, 2022 USD ($)	Apr. 14, 2021 USD ($)	Apr. 09, 2021 USD ($) $ / shares	Aug. 16, 2019 USD ($) $ / shares	May 07, 2019 USD ($) $ / shares	Sep. 27, 2018 USD ($) $ / shares shares	Oct. 30, 2017 USD ($) $ / shares	Apr. 14, 2015 USD ($) $ / shares	Feb. 12, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Aug. 14, 2022 USD ($)	Dec. 07, 2020 USD ($) shares	Mar. 20, 2020 USD ($)	Feb. 11, 2020 $ / shares	Feb. 10, 2020 $ / shares	Dec. 31, 2017	Dec. 31, 2016	Apr. 27, 2016 USD ($) $ / shares	Apr. 14, 2016 USD ($)	Apr. 14, 2015 € / shares
Disclosure of detailed information about borrowings [line items]
Change in fair value of convertible debt derivative											$ 6,878,000	$ 3,848,000	$ (13,129,000)
Gain (loss) on debt modification	$ 476,000															$ 1,399,000
Shares issued (in shares) | shares											193,426,478	151,419,322	133,934,090
Increase (decrease) through conversion of convertible instruments, equity		$ 23,000,000										$ 17,672,000	$ 16,886,000
Change in fair value of convertible debt derivative (Note 14.1)											$ 0	0	13,129,000
Repayment of convertible debt and accrued interest											$ 0	8,750,000	0
2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 12,000,000
Conversion price (in dollars per share) | (per share)							$ 1.70		$ 1.85														€ 0.02
Conversion ratio									0.5405405
2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 4,500,000
Conversion price (in dollars per share) | $ / shares							$ 1.70
Subscription price (in dollars per share) | $ / shares							$ 1.00
Number of warrants issued | shares							1,800,000
Exercise price (in dollars per share) | $ / shares							$ 1.70
Convertible debt amendment, net expense												265,000
2018 convertible notes | Warrants
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares	594,680
Exercise price (in dollars per share) | $ / shares	$ 1.03
2018 convertible notes | ADR
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares	148,670
Exercise price (in dollars per share) | $ / shares	$ 4.12
2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 6,000,000														$ 7,160,000
Conversion price (in dollars per share) | $ / shares								$ 2.25													$ 2.7126
2019-1 notes
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 3,000,000
Conversion price (in dollars per share) | $ / shares						$ 1.21
2019-2 notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 6,125,000				$ 5,000,000									$ 5,454,000
Conversion price (in dollars per share) | $ / shares					$ 1.03						$ 1.03
Conversion price per ADS (in dollars per share) | $ / shares											$ 4.12
Convertible notes 2016
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share) | $ / shares																	$ 1.225	$ 2.25
Convertible Notes Amended, Option One
Disclosure of detailed information about borrowings [line items]
Conversion price premium percentage																20.00%
PIK interest rate																7.00%
Warrant, as a percentage of note value																10.00%
Exercise price, premium percentage																20.00%
Convertible Notes Amended, Option Two
Disclosure of detailed information about borrowings [line items]
PIK interest rate																9.50%
Warrant, as a percentage of note value																15.00%
Exercise price, premium percentage																20.00%
Convertible Notes Amended, Option Three
Disclosure of detailed information about borrowings [line items]
PIK interest rate																13.50%
Warrant, as a percentage of note value																20.00%
Exercise price, premium percentage																20.00%
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest rate											7.00%
Convertible debt embedded derivative											$ 3,203,000	10,081,000	12,395,000
Convertible debt
Disclosure of detailed information about borrowings [line items]
Convertible debt embedded derivative																$ 5,266,000
Convertible notes 2016 and 2019-1
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 7,750,000					$ 9,000,000
Convertible debt embedded derivative															6,000,000
Accrued interest															$ 3,352,482
Shares issued (in shares) | shares										7,227,308					10,119,844
Convertible Notes 2015
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 7,750,000
Convertible debt embedded derivative										6,534,000
Accrued interest										$ 4,536,438
Shares issued (in shares) | shares										7,227,308
Change in fair value of convertible debt derivative (Note 14.1)										$ 3,269,000
Convertible Note 2021 - Lynrock Lake Note
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 40,000,000
Conversion price (in dollars per share) | $ / shares				$ 1.915							$ 1.915
PIK interest rate				6.00%
Change in fair value of convertible debt derivative (Note 14.1)				$ 12,713,000
Conversion price per ADS (in dollars per share) | $ / shares				$ 7.66							$ 7.66
Debt instrument, ownership limit				9.90%
Debt instrument, interest rate				5.0625%
Convertible Notes 2015 And 2018 - Nokomis
Disclosure of detailed information about borrowings [line items]
PIK interest rate	9.50%		7.00%
Change in fair value of convertible debt derivative											$ (934,000)
Convertible debt embedded derivative			$ 4,645,000
Convertible Notes 2015 - Nokomis
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debt and accrued interest			6,378,104
Repayment of convertible debt			4,250,000
Repayment of convertible debt, accrued interest			2,128,000
Convertible Notes 2018 - Nokomis
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debt and accrued interest			5,346,699
Repayment of convertible debt			4,500,000
Repayment of convertible debt, accrued interest			$ 847,000
Convertible debt embedded derivative | Financial liabilities at fair value through profit or loss | 2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Change in fair value of convertible debt derivative							$ 1,366,000	$ 3,788,000
Derivative financial liabilities																						$ 749,000
Decrease in borrowings								$ 523,000
Convertible debt embedded derivative | Financial liabilities at fair value through profit or loss | 2019-1 notes
Disclosure of detailed information about borrowings [line items]
Change in fair value of convertible debt derivative						$ 989,000
Convertible debt embedded derivative | Financial liabilities at fair value through profit or loss | 2019-2 notes
Disclosure of detailed information about borrowings [line items]
Change in fair value of convertible debt derivative					$ 1,874,000
Market approach | 2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability																0.263			0.2569	0.2426
Market approach | 2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability							0.2381
Market approach | 2019-1 notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability						0.3122
Market approach | 2019-2 notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability	0.232				0.2536
Market approach | Convertible Note 2021 - Lynrock Lake Note
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability			0.2089
Other capital reserves
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through conversion of convertible instruments, equity												5,386,000	$ 4,534,000
Other capital reserves | Convertible notes 2016 and 2019-1
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through conversion of convertible instruments, equity	$ 343,000											$ 4,534,000
Other capital reserves | Convertible Notes 2015
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through conversion of convertible instruments, equity											$ 5,386,000